Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, EmployeeBenefitPlanReconciliationOfNetAssetsAvailableForBenefitsToForm5500 [Table Text Block]
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of:

	December 31,
($ in thousands)	2025	2024

Net assets available for benefits per the financial statements	$63,609,630	$59,862,206

Adjustment from contract value to fair value for fully benefit-responsive investment contracts held by the Interest Income Fund	(270,102)	(503,651)
Net assets available for benefits per the Form 5500	$63,339,528	$59,358,555

EBP, Employee Benefit Plan Reconciliation Of Investment Income Per Financial Statements To Form 5500 [Table Text Block]
The following is a reconciliation of investment income per the financial statements to the Form 5500:

($ in thousands)	Year Ended December 31, 2025

Total investment income and interest income on notes receivable from participants per the financial statements	$9,162,957

Adjustment from fair value to contract value for fully benefit-responsive investment contracts at December 31, 2024	503,651

Adjustment from fair value to contract value for fully benefit-responsive investment contracts at December 31, 2025	(270,102)
Total investment income per the Form 5500	$9,396,506